Condensed Consolidated Balance Sheets - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
ASSETS:
Cash and cash equivalents	$ 545,749	$ 282,475	$ 231,050
Accounts receivables, net	25,790		5,053
Prepaid expenses and other current assets	27,499	8,613	57,409
Total Current Assets	2,541,668	2,224,996	293,512
Non-Current assets
Property and equipment, net	7,913	16,536	43,994
Intangible assets, net	2,282,492	2,768,360	1,190,763
Security deposit	15,000	15,000	15,000
Right of use asset	906,957	1,020,443
Total Non-Current Assets	3,212,362	3,820,339	1,249,757
Total Assets	5,754,030	6,045,335	1,543,269
Current Liabilities
Accounts payable	548,328	519,136	302,059
Accrued expenses	473,577	329,922	13,806
Convertible Notes	5,851,254	3,233,503
Deferred revenue	139,511	22,750	69,605
Operating Lease Liability – current	260,128	149,339
Total Current Liabilities	7,896,798	4,535,650	13,060,891
Non- Current Liabilities:
Operating Lease Liability – non-current	753,786	864,575
Total Non-Current Liabilities	753,786	864,575
Total Liabilities	8,650,584	5,400,225	13,060,891
Commitments and Contingencies
Members’ Equity:
Preferred units: par value $10, and 400,000 authorized, 400,000 issued and outstanding.	4,000,000	4,000,000
Members’ interest; par value $0.0001, 0 and 1,000,000 authorized, 0 and 1,000,000 issued and outstanding as of February 28, 2023 and 2022, respectively.			100
Common units: par value $0.0001, 1,000,000 authorized, 915,000 issued and outstanding.	100	100
Additional Paid in Capital	13,295,873	13,295,873
Accumulated deficit	(20,192,527)	(16,650,863)	(11,517,722)
Total Members’ (Deficit)/Equity	(2,896,554)	645,110	(11,517,622)
Total Liabilities and Members’ Equity	5,754,030	6,045,335	1,543,269
Related Party [Member]
ASSETS:
Receivables – related party, net	1,942,630	1,933,908
Current Liabilities
Notes payable - related parties	624,000	281,000	$ 12,675,421
Nonrelated Party [Member]
ASSETS:
Receivables – related party, net	$ 25,790